Vanguard High Yield Bond Portfolio

Schedule of Investments (unaudited)
As of March 31, 201p

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Corporate Bonds (93.7%)
Finance (12.2%)
	Banking (4.1%)
	Ally Financial Inc.	4.625%	5/19/22	105	107
	Ally Financial Inc.	5.125%	9/30/24	1,480	1,554
	Ally Financial Inc.	4.625%	3/30/25	540	551
	Ally Financial Inc.	5.750%	11/20/25	3,415	3,637
	Ally Financial Inc.	8.000%	11/1/31	215	267
1	Banco Bilbao Vizcaya Argentaria SA	6.125%	2/16/66	4,000	3,560
1	BNP Paribas SA	6.750%	3/14/66	1,805	1,844
1	Credit Suisse AG	6.250%	12/31/50	5,280	5,273
1	ING Groep NV	6.875%	4/16/66	2,400	2,478
2	Intesa Sanpaolo SPA	5.710%	1/15/26	2,105	2,052
	Royal Bank of Scotland Group plc	6.125%	12/15/22	1,635	1,744
1	UBS Group AG	6.875%	3/22/66	3,700	3,794
2	UniCredit SPA	6.572%	1/14/22	2,310	2,420

	Finance Companies (5.1%)
1,2 AerCap Global Aviation Trust		6.500%	6/15/45	3,950	3,994
	Aircastle Ltd.	5.000%	4/1/23	465	477
	Aircastle Ltd.	4.125%	5/1/24	2,110	2,113
2	Avolon Holdings Funding Ltd.	5.250%	5/15/24	1,630	1,679
	CIT Group Inc.	5.000%	8/15/22	1,205	1,255
	CIT Group Inc.	5.000%	8/1/23	155	163
	CIT Group Inc.	4.750%	2/16/24	115	119
2	Freedom Mortgage Corp.	8.250%	4/15/25	740	655
	Navient Corp.	7.250%	1/25/22	1,320	1,401
	Navient Corp.	6.500%	6/15/22	4,150	4,326
	Navient Corp.	5.500%	1/25/23	2,625	2,632
	Navient Corp.	7.250%	9/25/23	590	626
	Navient Corp.	6.750%	6/25/25	4,830	4,770
	Navient Corp.	6.750%	6/15/26	730	701
	Navient Corp.	5.625%	8/1/33	1,052	805
	Springleaf Finance Corp.	8.250%	12/15/20	1,265	1,362
	Springleaf Finance Corp.	7.750%	10/1/21	1,965	2,120
	Springleaf Finance Corp.	6.125%	5/15/22	385	399
	Springleaf Finance Corp.	8.250%	10/1/23	515	568
	Springleaf Finance Corp.	6.125%	3/15/24	1,715	1,749
	Springleaf Finance Corp.	6.875%	3/15/25	715	738
	Springleaf Finance Corp.	7.125%	3/15/26	4,541	4,603

	Insurance (2.4%)
1	Aegon NV	5.500%	4/11/48	2,220	2,203
3	Asurion LLC. Bank Loan, 1M USD LIBOR +
	3.000%	5.499%	11/3/24	3,087	3,063
	Genworth Holdings Inc.	7.700%	6/15/20	130	129
	Genworth Holdings Inc.	7.200%	2/15/21	830	805
	Genworth Holdings Inc.	7.625%	9/24/21	760	735
	Genworth Holdings Inc.	4.900%	8/15/23	1,475	1,241
	Genworth Holdings Inc.	4.800%	2/15/24	475	391
2	Liberty Mutual Group Inc.	7.800%	3/15/37	1,560	1,794

	MGIC Investment Corp.	5.750%	8/15/23	725	766
	Radian Group Inc.	4.500%	10/1/24	2,485	2,448
1	Voya Financial Inc.	5.650%	5/15/53	2,725	2,684
	WellCare Health Plans Inc.	5.250%	4/1/25	1,325	1,375

	Other Finance (0.4%)
	CNO Financial Group Inc.	5.250%	5/30/25	1,785	1,845
3	Trans Union LLC Bank Loan, 1M USD LIBOR
	+ 2.000%	4.499%	6/19/25	1,131	1,116

	Real Estate Investment Trusts (0.2%)
	Felcor Lodging LP	6.000%	6/1/25	1,100	1,136

					88,267
Industrial (80.2%)
	Basic Industry (6.1%)
	AK Steel Corp.	7.625%	10/1/21	355	356
	AK Steel Corp.	7.500%	7/15/23	2,395	2,455
	AK Steel Corp.	6.375%	10/15/25	988	822
	AK Steel Corp.	7.000%	3/15/27	2,720	2,271
2	Alcoa Nederland Holding BV	6.750%	9/30/24	410	434
2	Alliance Resource Operating Partners LP /
	Alliance Resource Finance Corp.	7.500%	5/1/25	3,168	3,295
	Chemours Co.	6.625%	5/15/23	1,327	1,372
	Chemours Co.	7.000%	5/15/25	3,115	3,275
	Chemours Co.	5.375%	5/15/27	930	923
	Commercial Metals Co.	5.750%	4/15/26	1,414	1,410
	Commercial Metals Co.	5.375%	7/15/27	565	544
2	Constellium NV	5.750%	5/15/24	1,085	1,082
2	Constellium NV	6.625%	3/1/25	2,485	2,535
2,4	Constellium NV	4.250%	2/15/26	120	137
2	Constellium NV	5.875%	2/15/26	260	255
2,4	CTC BondCo GmbH	5.250%	12/15/25	425	473
	Graphic Packaging International Inc.	4.125%	8/15/24	1,065	1,038
2	New Gold Inc.	6.250%	11/15/22	1,149	1,017
2	New Gold Inc.	6.375%	5/15/25	1,510	1,200
2	Novelis Corp.	6.250%	8/15/24	1,950	1,994
2	Novelis Corp.	5.875%	9/30/26	2,635	2,622
	Olin Corp.	5.125%	9/15/27	1,775	1,793
	Olin Corp.	5.000%	2/1/30	325	318
3	Starfruit Finco B.V. Bank Loan, 1M USD
	LIBOR + 3.250%	5.740%	10/1/25	553	544
3	Starfruit Finco B.V. Bank Loan, 1M USD
	LIBOR + 3.250%	5.740%	10/1/25	107	106
2,4	Starfruit Finco BV / Starfruit US Holdco LLC	6.500%	10/1/26	260	292
2	Starfruit US Holdco LLC / Starfruit Finco BV	8.000%	10/1/26	2,150	2,155
	Steel Dynamics Inc.	5.125%	10/1/21	1,020	1,029
	Steel Dynamics Inc.	5.500%	10/1/24	1,275	1,313
	Steel Dynamics Inc.	4.125%	9/15/25	70	68
	Steel Dynamics Inc.	5.000%	12/15/26	270	275
	Teck Resources Ltd.	6.125%	10/1/35	235	250
	Teck Resources Ltd.	6.000%	8/15/40	200	207
	Teck Resources Ltd.	6.250%	7/15/41	645	688
	Teck Resources Ltd.	5.200%	3/1/42	150	145
	Teck Resources Ltd.	5.400%	2/1/43	1,450	1,430
2	Tronox Finance plc	5.750%	10/1/25	675	626
2	Tronox Inc.	6.500%	4/15/26	2,725	2,582

	United States Steel Corp.	6.650%	6/1/37	460	404
2	Versum Materials Inc.	5.500%	9/30/24	640	673

	Capital Goods (10.4%)
2	American Builders & Contractors Supply Co.
	Inc.	5.875%	5/15/26	1,840	1,863
	ARD Finance SA	7.125%	9/15/23	655	653
2	ARD Finance SA	7.125%	9/15/23	1,140	1,136
2	Ardagh Packaging Finance plc / Ardagh
	Holdings USA Inc.	7.250%	5/15/24	1,765	1,858
2	Ardagh Packaging Finance plc / Ardagh
	Holdings USA Inc.	6.000%	2/15/25	3,365	3,361
2,5	Ardagh Packaging Finance plc / Ardagh
	Holdings USA Inc.	4.750%	7/15/27	160	197
2	Ashtead Capital Inc.	4.125%	8/15/25	1,325	1,303
2	Ashtead Capital Inc.	5.250%	8/1/26	545	557
2	Ashtead Capital Inc.	4.375%	8/15/27	1,545	1,491
	Ball Corp.	4.875%	3/15/26	2,815	2,903
2	Beacon Escrow Corp.	4.875%	11/1/25	2,285	2,171
2	Berry Global Inc.	4.500%	2/15/26	1,360	1,290
2	Bombardier Inc.	5.750%	3/15/22	675	689
2	Bombardier Inc.	6.125%	1/15/23	2,698	2,735
2	Bombardier Inc.	7.500%	12/1/24	460	478
2	Bombardier Inc.	7.500%	3/15/25	1,412	1,453
2	Bombardier Inc.	7.875%	4/15/27	1,675	1,721
2	CD&R Waterworks Merger Sub LLC	6.125%	8/15/25	160	156
2	Cemex SAB de CV	6.125%	5/5/25	3,280	3,387
2	Cemex SAB de CV	7.750%	4/16/26	735	799
	Clean Harbors Inc.	5.125%	6/1/21	2,033	2,033
	Crown Americas LLC / Crown Americas
	Capital Corp. VI	4.750%	2/1/26	710	712
2,4	Crown European Holdings SA	2.875%	2/1/26	1,555	1,799
2	Flex Acquisition Co. Inc.	6.875%	1/15/25	4,000	3,825
2	HD Supply Inc.	5.375%	10/15/26	615	626
2	Jeld-Wen Inc.	4.625%	12/15/25	345	327
2	Jeld-Wen Inc.	4.875%	12/15/27	195	182
2	LANXESS AG	6.000%	4/1/24	290	298
2,4	Loxam SAS	4.250%	4/15/24	190	223
2,4	Loxam SAS	6.000%	4/15/25	185	218
2	OI European Group BV	4.000%	3/15/23	660	647
2	Owens-Brockway Glass Container Inc.	5.875%	8/15/23	895	936
2	Owens-Brockway Glass Container Inc.	6.375%	8/15/25	355	374
	PulteGroup Inc.	5.500%	3/1/26	2,075	2,142
	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC / Reynolds Group Issuer Lu	5.750%	10/15/20	644	644
2	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC / Reynolds Group Issuer Lu	5.125%	7/15/23	2,240	2,271
2	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC / Reynolds Group Issuer Lu	7.000%	7/15/24	440	452
2	Standard Industries Inc.	5.500%	2/15/23	295	299
2	Standard Industries Inc.	5.375%	11/15/24	1,759	1,794
2	Standard Industries Inc.	6.000%	10/15/25	4,295	4,483
2	Standard Industries Inc.	5.000%	2/15/27	495	478
2	Standard Industries Inc.	4.750%	1/15/28	1,025	987
	TransDigm Inc.	6.500%	7/15/24	2,930	3,011
	TransDigm Inc.	6.500%	5/15/25	2,285	2,314
	TransDigm Inc.	6.375%	6/15/26	900	889

United Rentals North America Inc.	5.750%	11/15/24	600	616
United Rentals North America Inc.	5.500%	7/15/25	2,230	2,280
United Rentals North America Inc.	4.625%	10/15/25	1,665	1,642
United Rentals North America Inc.	5.875%	9/15/26	1,955	2,021
United Rentals North America Inc.	6.500%	12/15/26	1,590	1,671
United Rentals North America Inc.	5.500%	5/15/27	2,125	2,152
United Rentals North America Inc.	4.875%	1/15/28	1,470	1,426
2 USG Corp.	4.875%	6/1/27	1,430	1,444

Communication (19.8%)
2 Altice Financing SA	6.625%	2/15/23	1,875	1,917
2 Altice France SA	6.250%	5/15/24	1,930	1,935
2 Altice France SA	7.375%	5/1/26	1,150	1,127
2 Altice Luxembourg SA	7.750%	5/15/22	2,230	2,224
2 Altice Luxembourg SA	7.625%	2/15/25	1,200	1,053
Belo Corp.	7.750%	6/1/27	920	1,005
Belo Corp.	7.250%	9/15/27	667	713
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.250%	3/15/21	250	251
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.250%	9/30/22	365	372
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.125%	2/15/23	400	407
2 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.125%	5/1/23	2,990	3,050
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.750%	9/1/23	1,150	1,174
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.750%	1/15/24	450	462
2 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.375%	5/1/25	2,871	2,957
2 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.750%	2/15/26	1,450	1,513
2 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.500%	5/1/26	1,386	1,431
2 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.875%	5/1/27	445	461
CenturyLink Inc.	5.800%	3/15/22	303	309
CenturyLink Inc.	6.750%	12/1/23	755	789
CenturyLink Inc.	7.500%	4/1/24	557	589
Charter Communications Operating LLC /
Charter Communications Operating Capital	6.484%	10/23/45	891	996
3 Crown Finance US Inc. Bank Loan, 1M USD
LIBOR + 2.500%	4.999%	2/22/25	3,487	3,400
CSC Holdings LLC	6.750%	11/15/21	1,735	1,854
2 CSC Holdings LLC	5.125%	12/15/21	1,935	1,935
2 CSC Holdings LLC	6.625%	10/15/25	700	742
2 CSC Holdings LLC	5.500%	5/15/26	2,500	2,562
2 CSC Holdings LLC	5.500%	4/15/27	2,610	2,659
DISH DBS Corp.	6.750%	6/1/21	4,530	4,649
DISH DBS Corp.	5.875%	7/15/22	3,746	3,615
DISH DBS Corp.	5.000%	3/15/23	1,384	1,246
DISH DBS Corp.	5.875%	11/15/24	2,405	2,020
DISH DBS Corp.	7.750%	7/1/26	3,210	2,789
Embarq Corp.	7.995%	6/1/36	720	701
Gannett Co. Inc.	6.375%	10/15/23	850	876
2 Gray Escrow Inc.	7.000%	5/15/27	415	440

2 Gray Television Inc.	5.125%	10/15/24	1,661	1,665
2 Gray Television Inc.	5.875%	7/15/26	1,170	1,190
Level 3 Financing Inc.	5.375%	8/15/22	2,215	2,229
Level 3 Financing Inc.	5.625%	2/1/23	870	880
Level 3 Financing Inc.	5.125%	5/1/23	1,120	1,130
Liberty Interactive LLC	8.500%	7/15/29	1,171	1,202
Liberty Interactive LLC	8.250%	2/1/30	3,121	3,168
Nokia Oyj	4.375%	6/12/27	1,555	1,545
Quebecor Media Inc.	5.750%	1/15/23	2,635	2,747
Qwest Corp.	6.875%	9/15/33	481	476
2 Sinclair Television Group Inc.	5.625%	8/1/24	470	472
2 Sinclair Television Group Inc.	5.875%	3/15/26	2,740	2,761
2 Sinclair Television Group Inc.	5.125%	2/15/27	1,975	1,891
Sprint Capital Corp.	6.875%	11/15/28	3,605	3,461
Sprint Capital Corp.	8.750%	3/15/32	2,370	2,488
2 Sprint Communications Inc.	7.000%	3/1/20	2,285	2,348
Sprint Communications Inc.	6.000%	11/15/22	755	761
Sprint Corp.	7.875%	9/15/23	9,234	9,707
Sprint Corp.	7.125%	6/15/24	2,101	2,133
Sprint Corp.	7.625%	2/15/25	1,595	1,627
T-Mobile USA Inc.	5.375%	4/15/27	3,510	3,624
Telecom Italia Capital SA	6.375%	11/15/33	381	366
Telecom Italia Capital SA	6.000%	9/30/34	1,005	932
Telecom Italia Capital SA	7.721%	6/4/38	1,280	1,318
2 Telecom Italia SpA/Milano	5.303%	5/30/24	445	446
2 Telenet Finance Luxembourg Notes Sarl	5.500%	3/1/28	3,600	3,540
Time Warner Cable LLC	5.875%	11/15/40	60	62
Time Warner Cable LLC	5.500%	9/1/41	1,223	1,209
2 Univision Communications Inc.	5.125%	5/15/23	550	521
2 Univision Communications Inc.	5.125%	2/15/25	5,740	5,345
2 UPCB Finance IV Ltd.	5.375%	1/15/25	2,225	2,264
1 Viacom Inc.	5.875%	2/28/57	2,560	2,518
1 Viacom Inc.	6.250%	2/28/57	944	939
Videotron Ltd.	5.000%	7/15/22	3,763	3,876
2 Videotron Ltd.	5.375%	6/15/24	260	271
2 Virgin Media Finance plc	6.000%	10/15/24	1,855	1,911
2 Virgin Media Secured Finance plc	5.500%	1/15/25	1,210	1,236
2 Virgin Media Secured Finance plc	5.250%	1/15/26	2,467	2,473
2 Virgin Media Secured Finance plc	5.500%	8/15/26	355	360
2 VTR Finance BV	6.875%	1/15/24	2,521	2,578
2 WMG Acquisition Corp.	5.000%	8/1/23	840	854
2 WMG Acquisition Corp.	4.875%	11/1/24	1,475	1,490
2 WMG Acquisition Corp.	5.500%	4/15/26	2,651	2,721
Zayo Group LLC / Zayo Capital Inc.	6.000%	4/1/23	3,315	3,356
2 Ziggo BV	5.500%	1/15/27	1,245	1,233

Consumer Cyclical (11.7%)
2 1011778 BC ULC / New Red Finance Inc.	4.250%	5/15/24	2,813	2,785
2 1011778 BC ULC / New Red Finance Inc.	5.000%	10/15/25	2,795	2,760
2 Adient Global Holdings Ltd.	4.875%	8/15/26	4,720	3,446
2 APX Group Inc.	8.875%	12/1/22	4,155	4,030
3 Bass Pro Group, LLC Bank Loan, 1M USD
LIBOR + 5.000%	7.499%	12/15/23	1,906	1,862
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op	5.375%	4/15/27	775	779

	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp.
		5.375%	6/1/24	535	546
2	CRC Escrow Issuer LLC / CRC Finco Inc.	5.250%	10/15/25	5,768	5,566
	Dana Holding Corp.	5.500%	12/15/24	1,055	1,052
	Delta Merger Sub Inc.	6.000%	9/15/26	1,820	1,847
	Ford Motor Credit Co. LLC	3.096%	5/4/23	1,968	1,840
	Ford Motor Credit Co. LLC	5.584%	3/18/24	880	891
	GLP Capital LP / GLP Financing II Inc.	4.375%	4/15/21	105	106
	GLP Capital LP / GLP Financing II Inc.	5.375%	11/1/23	2,630	2,758
	GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	1,010	1,058
	GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	1,030	1,078
	Goodyear Tire & Rubber Co.	5.000%	5/31/26	2,009	1,898
	Goodyear Tire & Rubber Co.	4.875%	3/15/27	3,278	2,995
2	GW Honos Security Corp.	8.750%	5/15/25	1,615	1,538
2	Hanesbrands Inc.	4.625%	5/15/24	730	731
2	Hanesbrands Inc.	4.875%	5/15/26	735	724
	Hilton Domestic Operating Co. Inc.	4.250%	9/1/24	1,770	1,763
2	Hilton Domestic Operating Co. Inc.	5.125%	5/1/26	2,685	2,722
	Hilton Worldwide Finance LLC / Hilton
	Worldwide Finance Corp.	4.625%	4/1/25	3,395	3,420
	Hilton Worldwide Finance LLC / Hilton
	Worldwide Finance Corp.	4.875%	4/1/27	1,750	1,770
2	Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp.
		6.750%	11/15/21	200	206
2	Jacobs Entertainment Inc.	7.875%	2/1/24	600	631
	KB Home	7.000%	12/15/21	230	246
	KB Home	7.500%	9/15/22	215	235
	KB Home	7.625%	5/15/23	1,300	1,414
2	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
		5.000%	6/1/24	1,665	1,698
2	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
		5.250%	6/1/26	872	881
2	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
		4.750%	6/1/27	710	698
	L Brands Inc.	6.694%	1/15/27	1,287	1,242
	L Brands Inc.	5.250%	2/1/28	1,301	1,160
	Lennar Corp.	4.125%	1/15/22	1,015	1,025
	Lennar Corp.	4.875%	12/15/23	625	644
	Lennar Corp.	4.500%	4/30/24	3,015	3,053
	Lennar Corp.	5.875%	11/15/24	490	522
	Lennar Corp.	5.250%	6/1/26	270	277
	Lennar Corp.	5.000%	6/15/27	1,245	1,250
	Lennar Corp.	4.750%	11/29/27	1,085	1,085
2,4	LHMC Finco Sarl	6.250%	12/20/23	1,310	1,550
2	LHMC Finco Sarl	7.875%	12/20/23	1,720	1,789
	Meritage Homes Corp.	5.125%	6/6/27	505	489
	MGM Resorts International	5.500%	4/15/27	1,065	1,076
2	Panther BF Aggregator 2 LP / Panther Finance Co. Inc.
		8.500%	5/15/27	540	542
3	Panther BF Aggregator 2 LP Bank Loan	0.000%	3/18/26	1,085	1,073
2	PetSmart Inc.	5.875%	6/1/25	1,500	1,252
	PulteGroup Inc.	5.000%	1/15/27	130	130
	Service Corp. International	8.000%	11/15/21	1,225	1,329
	Service Corp. International	5.375%	1/15/22	895	903
	Service Corp. International	4.625%	12/15/27	205	204
	Toll Brothers Finance Corp.	4.875%	11/15/25	295	298
	Toll Brothers Finance Corp.	4.875%	3/15/27	1,955	1,921

	William Lyon Homes Inc.	7.000%	8/15/22	450	452
	William Lyon Homes Inc.	6.000%	9/1/23	390	377
	William Lyon Homes Inc.	5.875%	1/31/25	1,415	1,337
2	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp.	5.500%	3/1/25	2,130	2,103
2	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
		5.250%	5/15/27	1,636	1,544

	Consumer Noncyclical (11.4%)
	Aramark Services Inc.	5.125%	1/15/24	975	1,002
2	Aramark Services Inc.	5.000%	4/1/25	1,935	1,979
	Aramark Services Inc.	4.750%	6/1/26	580	579
2	Aramark Services Inc.	5.000%	2/1/28	1,465	1,450
2	Bausch Health Cos. Inc.	7.000%	3/15/24	1,090	1,150
2	Bausch Health Cos. Inc.	5.500%	11/1/25	1,685	1,719
2	Change Healthcare Holdings LLC / Change
	Healthcare Finance Inc.	5.750%	3/1/25	2,000	1,980
	CHS/Community Health Systems Inc.	5.125%	8/1/21	525	516
	CHS/Community Health Systems Inc.	6.875%	2/1/22	1,514	995
	CHS/Community Health Systems Inc.	6.250%	3/31/23	3,450	3,239
2	CHS/Community Health Systems Inc.	8.125%	6/30/24	1,203	896
2,4	Darling Global Finance BV	3.625%	5/15/26	395	460
2	Darling Ingredients Inc.	5.250%	4/15/27	220	223
2,4	Diamond BC BV	5.625%	8/15/25	3,235	3,395
2	Endo Dac / Endo Finance LLC / Endo Finco Inc.
		6.000%	2/1/25	2,845	2,048
2	Endo Finance LLC / Endo Ltd. / Endo Finco Inc.
		6.000%	7/15/23	2,985	2,291
	HCA Inc.	6.250%	2/15/21	870	914
	HCA Inc.	5.875%	5/1/23	1,000	1,066
	HCA Inc.	5.375%	2/1/25	1,955	2,072
	HCA Inc.	7.690%	6/15/25	130	147
	HCA Inc.	5.875%	2/15/26	2,690	2,905
	HCA Inc.	5.625%	9/1/28	390	412
	HCA Inc.	5.875%	2/1/29	450	484
2	Hologic Inc.	4.625%	2/1/28	570	560
2	inVentiv Group Holdings Inc./inVentiv Health
	Inc./inVentiv Health Clinical Inc.	7.500%	10/1/24	172	181
2	IQVIA Inc.	4.875%	5/15/23	750	763
2	Kinetic Concepts Inc / KCI USA Inc.	7.875%	2/15/21	1,376	1,404
3	Lands' End, Inc. Bank Loan, 1M USD LIBOR + 3.250%
		5.749%	3/12/21	2,865	2,736
2	MPH Acquisition Holdings LLC	7.125%	6/1/24	1,590	1,586
	Mylan Inc.	4.550%	4/15/28	1,445	1,409
2	Polaris Intermediate Corp.	8.500%	12/1/22	2,565	2,539
2	Post Holdings Inc.	5.500%	3/1/25	1,975	1,995
2	Post Holdings Inc.	5.000%	8/15/26	3,800	3,696
2	Post Holdings Inc.	5.750%	3/1/27	970	974
2	Post Holdings Inc.	5.625%	1/15/28	2,170	2,151
2	Quintiles IMS Inc.	5.000%	10/15/26	2,050	2,099
	Revlon Consumer Products Corp.	5.750%	2/15/21	570	490
	Revlon Consumer Products Corp.	6.250%	8/1/24	2,130	1,097
3	Revlon Consumer Products Corp. Bank Loan	6.101%	9/7/23	2	1
3	Revlon Consumer Products Corp. Bank Loan	6.129%	9/7/23	593	427
3	Revlon Consumer Products Corp. Bank Loan	6.129%	9/7/23	176	127
2	Sterigenics-Nordion Holdings LLC	6.500%	5/15/23	1,915	1,929
2	Sterigenics-Nordion Topco LLC	8.125%	11/1/21	725	714

Tenet Healthcare Corp.	4.500%	4/1/21	932	946
Tenet Healthcare Corp.	4.375%	10/1/21	3,520	3,568
Tenet Healthcare Corp.	4.625%	7/15/24	279	280
Teva Pharmaceutical Finance Netherlands III
BV	3.150%	10/1/26	2,720	2,219
Teva Pharmaceutical Finance Netherlands III
BV	6.750%	3/1/28	2,165	2,174
Teva Pharmaceutical Finance Netherlands III
BV	4.100%	10/1/46	300	214
2 TreeHouse Foods Inc.	6.000%	2/15/24	1,800	1,870
2 Valeant Pharmaceuticals International Inc.	9.000%	12/15/25	815	886
2 Valeant Pharmaceuticals International Inc.	9.250%	4/1/26	520	567
2 Valeant Pharmaceuticals International Inc.	8.500%	1/31/27	1,150	1,219
2 VRX Escrow Corp.	6.125%	4/15/25	5,700	5,643
2 West Street Merger Sub Inc.	6.375%	9/1/25	4,455	4,332

Energy (12.5%)
AmeriGas Finance LLC / AmeriGas Finance
Corp.	5.625%	5/20/24	1,395	1,418
AmeriGas Finance LLC / AmeriGas Finance
Corp.	5.875%	8/20/26	1,765	1,765
AmeriGas Partners LP / AmeriGas Finance
Corp.	5.500%	5/20/25	620	618
AmeriGas Partners LP / AmeriGas Finance
Corp.	5.750%	5/20/27	1,745	1,728
Andeavor Logistics LP / Tesoro Logistics
Finance Corp.	5.250%	1/15/25	1,510	1,563
Antero Resources Corp.	5.125%	12/1/22	1,625	1,633
Antero Resources Corp.	5.000%	3/1/25	435	429
Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	95	103
Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	1,233	1,293
Chesapeake Energy Corp.	7.500%	10/1/26	975	956
Chesapeake Energy Corp.	8.000%	6/15/27	3,125	3,078
2 DCP Midstream LLC	5.350%	3/15/20	335	340
DCP Midstream Operating LP	2.700%	4/1/19	600	600
2 DCP Midstream Operating LP	4.750%	9/30/21	597	609
DCP Midstream Operating LP	4.950%	4/1/22	1,436	1,470
DCP Midstream Operating LP	3.875%	3/15/23	801	797
Diamondback Energy Inc.	4.750%	11/1/24	175	179
Diamondback Energy Inc.	5.375%	5/31/25	1,130	1,175
Energy Transfer Equity LP	7.500%	10/15/20	2,160	2,290
Energy Transfer Operating LP	4.250%	3/15/23	2,430	2,494
Energy Transfer Operating LP	5.875%	1/15/24	1,656	1,812
Energy Transfer Operating LP	5.500%	6/1/27	3,592	3,891
Ferrellgas LP / Ferrellgas Finance Corp.	6.500%	5/1/21	2,560	2,246
Ferrellgas LP / Ferrellgas Finance Corp.	6.750%	1/15/22	474	414
Ferrellgas LP / Ferrellgas Finance Corp.	6.750%	6/15/23	769	671
Laredo Petroleum Inc.	5.625%	1/15/22	2,107	1,917
Laredo Petroleum Inc.	6.250%	3/15/23	2,758	2,462
Matador Resources Co.	5.875%	9/15/26	3,315	3,307
2 MEG Energy Corp.	6.375%	1/30/23	850	786
2 MEG Energy Corp.	7.000%	3/31/24	1,439	1,338
2 MEG Energy Corp.	6.500%	1/15/25	2,850	2,807
2 NGPL PipeCo LLC	4.375%	8/15/22	400	407
2 NGPL PipeCo LLC	4.875%	8/15/27	475	483
2 Noble Holding International Ltd.	7.875%	2/1/26	460	429
2 Parsley Energy LLC / Parsley Finance Corp.	5.375%	1/15/25	1,344	1,344

2	Parsley Energy LLC / Parsley Finance Corp.	5.250%	8/15/25	190	188
	QEP Resources Inc.	6.800%	3/1/20	220	224
	QEP Resources Inc.	5.375%	10/1/22	1,270	1,235
	QEP Resources Inc.	5.250%	5/1/23	1,262	1,189
2	Rockies Express Pipeline LLC	7.500%	7/15/38	1,134	1,287
2	Rockies Express Pipeline LLC	6.875%	4/15/40	420	452
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	1,255	1,396
	SESI LLC	7.125%	12/15/21	990	887
	SESI LLC	7.750%	9/15/24	1,045	865
	SM Energy Co.	6.125%	11/15/22	935	937
	SM Energy Co.	5.000%	1/15/24	1,994	1,849
	SM Energy Co.	5.625%	6/1/25	1,651	1,527
	SM Energy Co.	6.750%	9/15/26	720	691
	SM Energy Co.	6.625%	1/15/27	500	475
2	Southern Star Central Corp.	5.125%	7/15/22	480	479
	Southwestern Energy Co.	6.200%	1/23/25	2,693	2,643
	Southwestern Energy Co.	7.750%	10/1/27	591	604
	Sunoco LP / Sunoco Finance Corp.	5.500%	2/15/26	1,029	1,019
2	Sunoco LP / Sunoco Finance Corp.	6.000%	4/15/27	2,030	2,035
	Sunoco LP / Sunoco Finance Corp.	5.875%	3/15/28	490	488
2	Tallgrass Energy Partners LP / Tallgrass
	Energy Finance Corp.	4.750%	10/1/23	1,280	1,288
2	Tallgrass Energy Partners LP / Tallgrass
	Energy Finance Corp.	5.500%	1/15/28	1,845	1,852
2	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.	6.875%	1/15/29	1,200	1,307
1,2	Transocean Guardian Ltd.	5.875%	1/15/24	1,670	1,697
1,2	Transocean Phoenix 2 Ltd.	7.750%	10/15/24	816	859
1,2	Transocean Pontus Ltd.	6.125%	8/1/25	1,272	1,289
1,2	Transocean Proteus Ltd.	6.250%	12/1/24	772	792
2	Vine Oil & Gas LP / Vine Oil & Gas Finance Corp.
		8.750%	4/15/23	1,915	1,522
	Weatherford International Ltd.	7.000%	3/15/38	517	295
	Weatherford International Ltd.	6.750%	9/15/40	1,918	1,093
	Weatherford International Ltd.	5.950%	4/15/42	1,970	1,101
	Whiting Petroleum Corp.	6.625%	1/15/26	3,281	3,215
	WPX Energy Inc.	6.000%	1/15/22	732	755
	WPX Energy Inc.	5.250%	9/15/24	3,734	3,771
	WPX Energy Inc.	5.750%	6/1/26	370	376

	Other Industrial (0.6%)
2	Brand Energy & Infrastructure Services Inc.	8.500%	7/15/25	3,222	2,892
3	HD Supply Waterworks Ltd. Bank Loan, 1M
	USD LIBOR + 3.000%	5.626%	8/1/24	126	124
3	HD Supply Waterworks Ltd. Bank Loan, 1M
	USD LIBOR + 3.000%	5.626%	8/1/24	141	140
2	KAR Auction Services Inc.	5.125%	6/1/25	1,525	1,506

	Technology (7.3%)
	Alcatel-Lucent USA Inc.	6.500%	1/15/28	1,355	1,365
	Alcatel-Lucent USA Inc.	6.450%	3/15/29	2,612	2,553
	CDK Global Inc.	5.875%	6/15/26	615	644
	CDK Global Inc.	4.875%	6/1/27	585	584
	CDW LLC / CDW Finance Corp.	5.000%	9/1/23	985	1,000
	CDW LLC / CDW Finance Corp.	5.500%	12/1/24	185	195
	CDW LLC / CDW Finance Corp.	5.000%	9/1/25	910	933

3	Dun & Bradstreet Corp. Bank Loan, 1M USD
	LIBOR + 5.000%	0.000%	2/8/26	100	99
3	Dun & Bradstreet Corp. Bank Loan, 1M USD
	LIBOR + 5.000%	0.000%	2/8/26	180	178
3	Dun & Bradstreet Corp. Bank Loan, 1M USD
	LIBOR + 5.000%	7.490%	2/8/26	1,590	1,573
4	Equinix Inc.	2.875%	2/1/26	3,115	3,594
	Equinix Inc.	5.375%	5/15/27	1,365	1,433
3	First Data Corp. Bank Loan, 1M USD LIBOR
	+ 2.000%	4.485%	7/8/22	380	379
3	Grizzly Acquisitions Inc. Bank Loan	6.047%	10/1/25	741	738
	Infor US Inc.	6.500%	5/15/22	3,060	3,106
	Iron Mountain Inc.	5.750%	8/15/24	972	980
2	Iron Mountain Inc.	4.875%	9/15/27	595	571
3	Messer Industries Bank Loan, 1M USD LIBOR
	+ 2.500%	5.101%	3/1/26	745	729
3	Microchip Technology Inc. Bank Loan, 1M
	USD LIBOR + 2.000%	4.500%	5/24/25	711	701
2	MSCI Inc.	5.250%	11/15/24	395	408
2	MSCI Inc.	5.750%	8/15/25	1,915	2,011
2	MSCI Inc.	4.750%	8/1/26	210	212
	NCR Corp.	4.625%	2/15/21	1,555	1,555
	Nokia Oyj	6.625%	5/15/39	3,550	3,821
2	Open Text Corp.	5.625%	1/15/23	1,070	1,098
2	Open Text Corp.	5.875%	6/1/26	1,345	1,406
	Pitney Bowes Inc.	4.950%	4/1/23	2,370	2,257
	Pitney Bowes Inc.	4.625%	3/15/24	60	56
2	Qorvo Inc.	5.500%	7/15/26	1,444	1,491
2	Sensata Technologies BV	5.625%	11/1/24	575	611
2	Sensata Technologies BV	5.000%	10/1/25	1,625	1,649
2	Sensata Technologies UK Financing Co. plc	6.250%	2/15/26	1,520	1,607
3	SS&C Technologies Holdings Inc. Bank Loan,
	1M USD LIBOR + 2.250%	4.749%	4/16/25	661	655
3	SS&C Technologies Holdings Inc. Bank Loan,
	1M USD LIBOR + 2.250%	4.749%	4/16/25	920	911
3	SS&C Technologies Holdings Inc. Bank Loan,
	1M USD LIBOR + 2.250%	4.749%	4/16/25	682	675
2	SS&C Technologies Inc.	5.500%	9/30/27	3,575	3,611
2	Symantec Corp.	5.000%	4/15/25	2,380	2,381
2,5	Vantiv LLC / Vanity Issuer Corp.	3.875%	11/15/25	1,355	1,832
2	Vantiv LLC / Vanity Issuer Corp.	4.375%	11/15/25	1,275	1,307
	Western Digital Corp.	4.750%	2/15/26	2,064	1,976

	Transportation (0.4%)
	Avis Budget Car Rental LLC / Avis Budget
	Finance Inc.	5.500%	4/1/23	2,028	2,046
2	Avis Budget Car Rental LLC / Avis Budget
	Finance Inc.	6.375%	4/1/24	715	726
					581,544
Utilities (1.3%)
	Electric (1.3%)
	AES Corp.	4.500%	3/15/23	1,385	1,399
	AES Corp.	4.875%	5/15/23	600	607
	AES Corp.	5.500%	4/15/25	150	156
	AES Corp.	6.000%	5/15/26	30	32
	AES Corp.	5.125%	9/1/27	2,115	2,200
2	NextEra Energy Operating Partners LP	4.250%	9/15/24	645	640

2	NextEra Energy Operating Partners LP	4.500%	9/15/27	700	684
	NRG Energy Inc.	6.250%	5/1/24	2,456	2,533
	NRG Energy Inc.	7.250%	5/15/26	1,125	1,237
					9,488
Total Corporate Bonds (Cost $686,871)					679,299
Sovereign Bonds (0.2%)
2	DAE Funding LLC	4.500%	8/1/22	825	827
2	DAE Funding LLC	5.000%	8/1/24	850	858
Total Sovereign Bonds (Cost $1,675)					1,685
					Market Value ($000)

				Shares
Common Stocks (0.2%)
Utilities (0.2%)
§,* Homer City Generation LP (Cost $1,287)				62,633	1,287
				Face Amount ($000)

Temporary Cash Investment (5.2%)
Repurchase Agreement (5.2%)
Bank of America Securities, LLC
(Dated 3/29/19, Repurchase Value
$37,908,000, collateralized by Federal
National Mortgage Assn. 3.440%, 3/1/29,
Government National Mortgage Assn.
3.287%-5.178%, 8/20/58-2/20/69, with a
	value of $38,658,000) (Cost $37,900)

		2.550%	4/1/19	37,900	37,900
Total Investments (99.3%) (Cost $727,733)					720,171
Other Asset and Liabilities-Net (0.7%)					5,289
Net Assets (100%)					725,460
§ Security value determined using significant unobservable inputs.
*Non-income-producing security.
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the aggregate value of these securities was $287,663,000, representing 39.7% of net assets.
3 Security is a senior, secured, high-yield floating-rate loan. These loans are debt obligations issued by public and private companies and are comparable to high-yield bonds from a ratings and leverage perspective. At March 31,
2019, the aggregate value of these securities was $21,358,000, representing 2.9% of net assets.
4 Face amount denominated in euro.
5 Face amount denominated in British pounds. LIBOR—London Inter-bank Offered Rate.

High Yield Bond Portfolio

Derivative Financial Instruments Outstanding as of Period End

Forward Currency Contracts

	Contract					Unrealized	Unrealized
	Settlement		Contract Amount (000)			Appreciation	(Depreciation)

Counterparty	Date		Receive		Deliver	($000)	($000)
J.P. Morgan
Securities LLC	4/30/19	USD	12,375	EUR	10,929	85	—

Barclays Bank plc	4/30/19	USD	1,958	GBP	1,479	29	—
						114	—
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices.. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees to represent fair value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses)
until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The portfolio's

High Yield Bond Portfolio

risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of
Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Swap Contracts: The portfolio invests in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event
(such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the

High Yield Bond Portfolio

final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of
Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation
(depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined)
upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated.
In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of
Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The portfolio enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-
counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the portfolio's performance, and requires daily settlement of

High Yield Bond Portfolio

variation margin representing changes in the market value of each contract.
To further mitigate counterparty risk, the portfolio trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

The portfolio has no open swap contracts at March 31, 2019.

E. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

F. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the portfolio's investments as of March 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Corporate Bonds	—	679,299	—
Sovereign Bonds	—	1,685	—
Common Stocks	—	—	1,287
Temporary Cash Investments	—	37,900	—
Forward Currency Contracts—Assets	—	114	—
Total	—	718,998	1,287

High Yield Bond Portfolio